Derivative Instruments and Hedging Activities (Tables)	3 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Assets and Liabilities at Fair Value
The table below summarizes our derivative assets and liabilities that were measured at fair value as of March 31, 2016, and December 31, 2015.

		Fair value measurements as of March 31, 2016
	Total at March 31, 2016	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(In millions)
Foreign currency forwards	$19.5	$—	$19.5	$—
Commodity swaps	(20.3)	—	(20.3)	—
Swaptions	16.7	—	16.7	—
Total	$15.9	$—	$15.9	$—

		Fair value measurements as of December 31, 2015
	Total at December 31, 2015	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(In millions)
Foreign currency forwards	$44.1	$—	$44.1	$—
Commodity swaps	(21.4)	—	(21.4)	—
Total	$22.7	$—	$22.7	$—

Fair Value of Derivative Instruments in the Condensed Consolidated Balance Sheets
Fair Value of Derivative Instruments in the Condensed Consolidated Balance Sheet (in millions):

	March 31, 2016
		Asset derivatives		Liability derivatives
	Notional amount	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign currency forwards	$329.1	Other current assets	$17.5	Accounts payable and other current liabilities	$(1.4)
		Other non-current assets	6.2	Other liabilities	(2.7)
Total derivatives designated as hedging instruments			$23.7		$(4.1)
Derivatives not designated as hedging instruments:
Commodity swaps	$140.1	Other current assets	$0.4	Accounts payable and other current liabilities	$(12.5)
		Other non-current assets	0.4	Other liabilities	(8.6)
Foreign currency forwards	$28.7	Other current assets	—	Accounts payable and other current liabilities	(0.1)
Swaptions	$855.0	Other current assets	16.7	Accounts payable and other current liabilities	—
Total derivatives not designated as hedging instruments			$17.5		$(21.2)

	December 31, 2015
		Asset derivatives		Liability derivatives
	Notional amount	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign currency forwards	$300.3	Other current assets	$28.4	Accounts payable and other current liabilities	$—
		Other non-current assets	15.7	Other liabilities	—
Total derivatives designated as hedging instruments			$44.1		$—
Derivatives not designated as hedging instruments:
Commodity swaps	$120.3	Other current assets	$0.4	Accounts payable and other current liabilities	$(12.5)
		Other non-current assets	0.2	Other liabilities	(9.5)
Total derivatives not designated as hedging instruments			$0.6		$(22.0)

The Effect of Derivative Instruments on the Condensed Consolidated Statements of Operations
The Pretax Effect of Derivative Instruments on the Condensed Consolidated Statement of Operations (in millions):

For the Three Months Ended March 31, 2016
Derivatives in cash flow hedge relationships	Amount of gain (loss) recognized in OCI on derivative (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI on derivative (effective portion)	Location of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Forward starting interest rate swaps	$—	Interest expense, net	$(0.9)	Interest expense, net	$—
Foreign currency forwards	(21.6)	Other income (expense), net	(1.9)	Other income (expense), net	—
		Cost of goods sold	5.4	Cost of goods sold	—
Total	$(21.6)		$2.6		$—

For the Three Months Ended March 31, 2015
Derivatives in cash flow hedge relationships	Amount of gain (loss) recognized in OCI on derivative (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI on derivative (effective portion)	Location of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Forward starting interest rate swaps	$(15.7)	Interest expense, net	$(0.3)	Interest expense, net	$—
Foreign currency forwards	21.5	Other income (expense), net	(2.4)	Other income (expense), net	—
		Cost of goods sold	4.7	Cost of goods sold	—
Total	$5.8		$2.0		$—

For the Three Months Ended March 31, 2015
Derivatives and non-derivative financial instruments in net investment hedge relationships	Amount of gain (loss) recognized in OCI (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI (effective portion)	Location of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Cross currency swaps	$15.5	Interest expense, net	$—	Interest expense, net	$0.4
Total	$15.5		$—		$0.4

For the Three Months Ended March 31, 2015
Derivatives in fair value hedge relationships	Amount of gain (loss) recognized in income	Location of gain (loss) recognized in income
Interest rate swaps	$9.0	Interest expense, net
Total	$9.0

Other Derivatives
Other Derivatives (in millions):

For the Three Months Ended March 31, 2016
Derivatives not in hedging relationships	Location of gain (loss) recognized in income on derivative	Amount of gain (loss) recognized in income on derivative
Commodity swaps	Cost of goods sold	$(1.6)
Foreign currency forwards	Other income (expense), net	(0.1)
Swaptions	Interest expense, net	(21.1)
Total		$(22.8)

For the Three Months Ended March 31, 2015
Derivatives not in hedging relationships	Location of gain (loss) recognized in income on derivative	Amount of gain (loss) recognized in income on derivative
Commodity swaps	Cost of goods sold	$(0.6)
Foreign currency forwards	Other income (expense), net	1.2
Total		$0.6